ASSETS AND LIABILITIES HELD FOR SALE	6 Months Ended
Jun. 30, 2024
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

7.ASSETS AND LIABILITIES HELD FOR SALE

In the fourth quarter of 2023, the Group committed to a plan to sell certain lease-and-owned hotels (the “disposal group”) included in legacy DH. In February 2024, the Group entered into a Share and Asset Purchase and Transfer Agreement with an unaffiliated third party, and the transaction is expected to be closed in 2024, subject to certain customary closing conditions. As of December 31, 2023 and June 30, 2024, the related assets and liabilities were classified as held for sale on the Group’s consolidated balance sheet.

The total assets and liabilities of the disposal group that were classified as held for sale on the Group’s consolidated balance sheet as of December 31, 2023 and June 30, 2024, were as follows:

	As of
	December 31,	June 30,
	2023	2024
Assets held for sale:
Cash and cash equivalents	17	7
Property and equipment, net	102	95
Operating lease right-of-use assets	1,834	1,788
Finance lease right-of-use assets	295	288
Other assets	65	61
Total	2,313	2,239

Liabilities held for sale:
Accrued expenses and other current liabilities	102	79
Operating lease liabilities, current	76	74
Operating lease liabilities, noncurrent	1,936	1,851
Finance lease liabilities	324	312
Other liabilities	98	84
Total	2,536	2,400